Pemberwick Fund
Schedule of Investments
June 30, 2020 (Unaudited)
	Par
	Value	Value
CORPORATE BONDS AND NOTES - 79.3%
Basic Materials - 0.0%
Praxair, Inc.
2.250%, 09/24/2020	$30,000	$30,121

Communications - 1.7%
AT&T, Inc.
2.781% (3 Month LIBOR USD + 0.950%), 07/15/2021 (a)	5,000,000	5,041,529
Cisco Systems, Inc.
3.000%, 06/15/2022	105,000	110,605
Comcast Corp.
2.850%, 01/15/2023	100,000	106,830
3.000%, 02/01/2024	150,000	161,419
3.600%, 03/01/2024	100,000	111,129
3.700%, 04/15/2024	100,000	111,031
3.375%, 02/15/2025	200,000	223,722
3.375%, 08/15/2025	100,000	111,471
3.950%, 10/15/2025	125,000	143,344
TWDC Enterprises 18 Corp.
2.150%, 09/17/2020	70,000	70,226
		6,191,306
Consumer, Cyclical - 0.3%
American Honda Finance Corp.
2.600%, 11/16/2022	50,000	52,213
3.625%, 10/10/2023	200,000	217,463
3.550%, 01/12/2024	50,000	54,535
2.150%, 09/10/2024	100,000	104,532
PACCAR Financial Corp.
3.100%, 05/10/2021	62,000	63,439
3.400%, 08/09/2023	60,000	65,005
The Home Depot, Inc.
2.000%, 04/01/2021	130,000	131,534
Toyota Motor Credit Corp.
3.400%, 09/15/2021	130,000	134,484
2.150%, 09/08/2022	30,000	31,023
2.900%, 04/17/2024	150,000	162,042
Walmart, Inc.
1.900%, 12/15/2020	30,000	30,202
4.250%, 04/15/2021	60,000	61,859
		1,108,331
Consumer, Non-cyclical - 2.1%
Abbott Laboratories
3.875%, 09/15/2025	100,000	114,859
AstraZeneca PLC
0.930% (3 Month LIBOR USD + 0.620%), 06/10/2022 (a)(e)	2,000,000	2,009,458
Bristol-Myers Squibb Co.
7.150%, 06/15/2023	75,000	88,812
3.250%, 11/01/2023	125,000	136,135
Colgate-Palmolive Co.
2.250%, 11/15/2022	75,000	78,492
Eli Lilly & Co.
2.350%, 05/15/2022	70,000	72,711
Johnson & Johnson
2.250%, 03/03/2022	60,000	61,859
Medtronic, Inc.
3.150%, 03/15/2022	40,000	41,951
Merck & Co., Inc.
3.875%, 01/15/2021	50,000	50,516
Novartis Capital Corp.
3.400%, 05/06/2024	50,000	55,040
PepsiCo, Inc.
2.150%, 10/14/2020	60,000	60,243
3.600%, 03/01/2024	100,000	110,113
Reckitt Benckiser Treaury Services PLC
0.857% (3 Month LIBOR USD + 0.547%), 06/24/2022 (a)(e)	3,775,000	3,770,195
The Coca-Cola Co.
2.200%, 05/25/2022	50,000	51,649
3.200%, 11/01/2023	60,000	65,432
The Hershey Co.
3.100%, 05/15/2021	150,000	153,724
The Procter & Gamble Co.
2.300%, 02/06/2022	60,000	61,973
Unilever Capital Corp.
2.750%, 03/22/2021	100,000	101,769
UnitedHealth Group, Inc.
2.700%, 07/15/2020	155,000	155,136
3.500%, 02/15/2024	260,000	286,260
		7,526,327
Energy - 0.4%
BP Capital Markets America, Inc.
2.750%, 05/10/2023	100,000	105,751
3.790%, 02/06/2024	350,000	383,298
3.224%, 04/14/2024	200,000	215,644
3.796%, 09/21/2025	250,000	282,949
Chevron Corp.
2.419%, 11/17/2020	50,000	50,307
3.191%, 06/24/2023	50,000	53,612
Columbia Pipeline Group, Inc.
4.500%, 06/01/2025	180,000	204,685
EOG Resources, Inc.
2.625%, 03/15/2023	100,000	104,845
		1,401,091
Financial - 73.0%
American Express Co.
1.090% (3 Month LIBOR USD + 0.330%), 10/30/2020 (a)	2,750,000	2,752,105
0.911% (3 Month LIBOR USD + 0.525%), 05/17/2021 (a)	1,300,000	1,303,424
1.297% (3 Month LIBOR USD + 0.610%), 08/01/2022 (a)	1,391,000	1,394,043
American Express Credit Corp.
1.037% (3 Month LIBOR USD + 0.700%), 03/03/2022 (a)	6,990,000	7,018,830
Banco Santander SA
2.871% (3 Month LIBOR USD + 1.560%), 04/11/2022 (a)(e)	3,800,000	3,818,130
1.450% (3 Month LIBOR USD + 1.090%), 02/23/2023 (a)(e)	9,750,000	9,625,890
2.431% (3 Month LIBOR USD + 1.120%), 04/12/2023 (a)(e)	2,900,000	2,857,848
Bank of America Corp.
2.555% (3 Month LIBOR USD + 1.420%), 04/19/2021 (a)	3,500,000	3,537,038
1.769% (3 Month LIBOR USD + 0.660%), 07/21/2021 (a)	1,000,000	1,000,237
0.946% (3 Month LIBOR USD + 0.650%), 10/01/2021 (a)	2,000,000	2,001,647
0.947% (3 Month LIBOR USD + 0.650%), 06/25/2022 (a)	2,500,000	2,501,961
2.289% (3 Month LIBOR USD + 1.180%), 10/21/2022 (a)	5,400,000	5,447,285
2.295% (3 Month LIBOR USD + 1.160%), 01/20/2023 (a)	850,000	857,966
2.020% (3 Month LIBOR USD + 1.000%), 04/24/2023 (a)	1,000,000	1,005,440
1.117% (3 Month LIBOR USD + 0.790%), 03/05/2024 (a)	1,850,000	1,844,108
Bank of Montreal
1.498% (3 Month LIBOR USD + 0.400%), 01/22/2021 (a)(e)	1,295,000	1,297,931
0.945% (3 Month LIBOR USD + 0.630%), 09/11/2022 (a)(e)	3,300,000	3,316,200
Canadian Imperial Bank of Commerce
1.041% (3 Month LIBOR USD + 0.720%), 06/16/2022 (a)(e)	4,496,000	4,530,771
Capital One Financial Corp.
1.480% (3 Month LIBOR USD + 0.720%), 01/30/2023 (a)	4,583,000	4,502,848
Capital One, N.A.
1.910% (3 Month LIBOR USD + 1.150%), 01/30/2023 (a)	5,291,000	5,282,158
Chubb INA Holdings, Inc.
2.300%, 11/03/2020	80,000	80,388
Citibank, N.A.
1.435% (3 Month LIBOR USD + 0.300%), 10/20/2020 (a)	2,000,000	2,001,622
0.785% (3 Month LIBOR USD + 0.350%), 02/12/2021 (a)	1,375,000	1,376,942
Citigroup, Inc.
1.688% (3 Month LIBOR USD + 1.380%), 03/30/2021 (a)	550,000	555,083
1.746% (3 Month LIBOR USD + 1.190%), 08/02/2021 (a)	1,570,000	1,585,011
1.388% (3 Month LIBOR USD + 1.070%), 12/08/2021 (a)	5,000,000	5,040,229
1.970% (3 Month LIBOR USD + 0.950%), 07/24/2023 (a)	4,800,000	4,802,902
1.780% (3 Month LIBOR USD + 1.430%), 09/01/2023 (a)	2,000,000	2,020,730
1.486% (3 Month LIBOR USD + 1.100%), 05/17/2024 (a)	900,000	901,109
Credit Suisse Group AG
1.513% (3 Month LIBOR USD + 1.200%), 12/14/2023 (Acquired 09/11/2017, Cost $8,381,285) (a)(b)(d)(e)	8,300,000	8,307,941
1.558% (3 Month LIBOR USD + 1.240%), 06/12/2024 (Acquired 06/06/2018 - 06/07/2018, Cost $1,014,440) (a)(b)(e)	1,000,000	1,005,444
Credit Suisse Group Funding Guernsey Ltd.
3.425% (3 Month LIBOR USD + 2.290%), 04/16/2021 (a)(e)	1,000,000	1,015,666
ERP Operating LP
4.625%, 12/15/2021	75,000	78,605
Federal Realty Investment Trust
2.750%, 06/01/2023	150,000	152,716
3.950%, 01/15/2024	217,000	231,179
HSBC Holdings PLC
2.558% (3 Month LIBOR USD + 2.240%), 03/08/2021 (a)(e)	1,000,000	1,012,890
2.873% (3 Month LIBOR USD + 1.500%), 01/05/2022 (a)(e)	3,400,000	3,449,381
1.386% (3 Month LIBOR USD + 1.000%), 05/18/2024 (a)(e)	4,810,000	4,774,182
M&T Bank Corp.
1.671% (3 Month LIBOR USD + 0.680%), 07/26/2023 (a)	6,000,000	6,007,733
Manufacturers & Traders Trust Co.
0.990% (3 Month LIBOR USD + 0.640%), 12/01/2021 (a)	5,000,000	4,990,960
MetLife, Inc.
4.368%, 09/15/2023	150,000	167,522
3.000%, 03/01/2025	100,000	109,801
3.600%, 11/13/2025	125,000	142,238
Mitsubishi UFJ Financial Group, Inc.
1.373% (3 Month LIBOR USD + 1.060%), 09/13/2021 (a)(e)	2,000,000	2,016,695
1.084% (3 Month LIBOR USD + 0.740%), 03/02/2023 (a)(e)	4,432,000	4,415,349
1.851% (3 Month LIBOR USD + 0.860%), 07/26/2023 (a)(e)	1,000,000	997,238
Mizuho Financial Group, Inc.
1.453% (3 Month LIBOR USD + 1.140%), 09/13/2021 (a)(e)	4,000,000	4,036,979
1.311% (3 Month LIBOR USD + 0.940%), 02/28/2022 (a)(e)	5,400,000	5,435,004
1.117% (3 Month LIBOR USD + 0.790%), 03/05/2023 (a)(e)	7,420,000	7,393,941
2.016% (3 Month LIBOR USD + 0.840%), 07/16/2023 (a)(e)	1,000,000	999,129
Morgan Stanley
2.509% (3 Month LIBOR USD + 1.400%), 04/21/2021 (a)	5,600,000	5,649,314
2.315% (3 Month LIBOR USD + 1.180%), 01/20/2022 (a)	1,900,000	1,907,913
2.028% (3 Month LIBOR USD + 0.930%), 07/22/2022 (a)	5,420,000	5,448,551
2.421% (3 Month LIBOR USD + 1.400%), 10/24/2023 (a)	2,000,000	2,021,563
1.668% (3 Month LIBOR USD + 1.220%), 05/08/2024 (a)(e)	1,029,000	1,036,892
Northern Trust Corp.
3.450%, 11/04/2020	25,000	25,265
3.375%, 08/23/2021	25,000	25,846
PNC Bank, N.A.
1.348% (3 Month LIBOR USD + 0.250%), 01/22/2021 (a)	1,960,000	1,961,967
1.548% (3 Month LIBOR USD + 0.450%), 07/22/2022 (a)	1,000,000	1,002,372
Public Storage
2.370%, 09/15/2022	180,000	186,703
Realty Income Corp.
3.250%, 10/15/2022	150,000	157,226
4.650%, 08/01/2023	125,000	138,087
3.875%, 07/15/2024	146,000	159,399
3.875%, 04/15/2025	150,000	166,833
Royal Bank of Canada
1.231% (3 Month LIBOR USD + 0.240%), 10/26/2020 (a)(e)	4,000,000	4,004,436
1.391% (3 Month LIBOR USD + 0.400%), 01/25/2021 (a)(e)	1,600,000	1,603,944
1.417% (3 Month LIBOR USD + 0.730%), 02/01/2022 (a)(e)	5,355,000	5,395,426
Simon Property Group LP
2.500%, 07/15/2021	120,000	121,141
2.350%, 01/30/2022	50,000	50,949
3.750%, 02/01/2024	100,000	107,607
2.000%, 09/13/2024	150,000	153,922
3.375%, 10/01/2024	100,000	107,637
3.500%, 09/01/2025	100,000	108,111
State Street Corp.
1.950%, 05/19/2021	25,000	25,361
Sumitomo Mitsui Banking Corp.
1.546% (3 Month LIBOR USD + 0.370%), 10/16/2020 (a)(e)	5,100,000	5,106,364
Sumitomo Mitsui Financial Group, Inc.
2.421% (3 Month LIBOR USD + 1.110%), 07/14/2021 (a)(e)	6,013,000	6,061,015
2.275% (3 Month LIBOR USD + 1.140%), 10/19/2021 (a)(e)	2,000,000	2,019,247
1.874% (3 Month LIBOR USD + 0.740%), 01/17/2023 (a)(e)	1,980,000	1,974,112
1.995% (3 Month LIBOR USD + 0.860%), 07/19/2023 (a)(e)	2,200,000	2,193,213
The Bank of New York Mellon Corp.
2.450%, 11/27/2020	35,000	35,241
1.810% (3 Month LIBOR USD + 1.050%), 10/30/2023 (a)	9,036,000	9,146,924
The Goldman Sachs Group, Inc.
1.513% (3 Month LIBOR USD + 1.200%), 09/15/2020 (a)	4,044,000	4,049,265
2.351% (3 Month LIBOR USD + 1.360%), 04/23/2021 (a)	1,000,000	1,007,657
1.562% (3 Month LIBOR USD + 1.170%), 11/15/2021 (a)	2,000,000	2,006,047
1.376% (3 Month LIBOR USD + 1.050%), 06/05/2023 (a)	3,700,000	3,707,240
2.020% (3 Month LIBOR USD + 1.000%), 07/24/2023 (a)	2,449,000	2,454,652
1.963% (3 Month LIBOR USD + 1.600%), 11/29/2023 (a)	4,800,000	4,893,600
The Bank of Nova Scotia
1.701% (3 Month LIBOR USD + 0.390%), 07/14/2020 (a)(e)	3,000,000	3,000,180
0.958% (3 Month LIBOR USD + 0.640%), 03/07/2022 (a)(e)	4,700,000	4,728,601
The Toronto-Dominion Bank
2.387% (3 Month LIBOR USD + 1.000%), 04/07/2021 (a)(e)	1,500,000	1,510,268
0.745% (3 Month LIBOR USD + 0.430%), 06/11/2021 (a)(e)	2,350,000	2,356,746
0.880% (3 Month LIBOR USD + 0.530%), 12/01/2022 (a)(e)	2,000,000	2,006,185
The Travelers Cos, Inc.
3.900%, 11/01/2020	110,000	111,269
Truist Bank
1.491% (3 Month LIBOR USD + 0.500%), 10/26/2021 (a)	3,000,000	3,005,247
1.146% (3 Month LIBOR USD + 0.590%), 08/02/2022 (a)	6,700,000	6,723,443
Truist Financial Corp.
0.946% (3 Month LIBOR USD + 0.650%), 04/01/2022 (a)	3,600,000	3,616,395
Visa, Inc.
2.200%, 12/14/2020	70,000	70,467
Wells Fargo & Co.
1.978% (3 Month LIBOR USD + 0.880%), 07/22/2020 (a)	7,490,000	7,493,366
2.500%, 03/04/2021	30,000	30,421
1.671% (3 Month LIBOR USD + 1.340%), 03/04/2021 (a)	2,500,000	2,518,475
4.600%, 04/01/2021	60,000	61,861
2.100%, 07/26/2021	110,000	111,983
1.378% (3 Month LIBOR USD + 0.930%), 02/11/2022 (a)	4,500,000	4,514,059
1.990% (3 Month LIBOR USD + 1.230%), 10/31/2023 (a)	925,000	931,802
		260,012,279

Industrial - 0.5%
Burlington Northern Santa Fe, LLC
3.000%, 04/01/2025	100,000	110,090
Caterpillar Financial Services Corp.
1.850%, 09/04/2020	25,000	25,068
2.900%, 03/15/2021	75,000	76,409
Caterpillar, Inc.
3.400%, 05/15/2024	60,000	65,960
General Dynamics Corp.
3.000%, 05/11/2021	105,000	107,433
2.250%, 11/15/2022	60,000	62,458
General Electric Co.
4.000% (3 Month LIBOR USD + 2.280%), 12/29/2049 (a)(b)	1,234,000	865,953
Honeywell International, Inc.
1.850%, 11/01/2021	60,000	61,160
John Deere Capital Corp.
2.375%, 07/14/2020	50,000	50,036
2.650%, 01/06/2022	50,000	51,679
2.800%, 01/27/2023	60,000	63,542
The Boeing Co.
2.800%, 03/01/2023	120,000	122,286
2.850%, 10/30/2024	100,000	101,090
2.500%, 03/01/2025	100,000	99,822
		1,862,986

Technology - 0.6%
Apple, Inc.
2.250%, 02/23/2021	63,000	63,707
2.150%, 02/09/2022	155,000	159,518
2.400%, 05/03/2023	60,000	63,442
3.000%, 02/09/2024	80,000	86,607
3.200%, 05/13/2025	150,000	167,699
IBM Credit LLC
1.800%, 01/20/2021	100,000	100,960
Intel Corp.
1.700%, 05/19/2021	110,000	111,606
3.300%, 10/01/2021	33,000	34,245
3.100%, 07/29/2022	50,000	52,909
International Business Machines Corp.
3.375%, 08/01/2023	150,000	162,564
3.625%, 02/12/2024	100,000	110,336
3.000%, 05/15/2024	100,000	108,350
7.000%, 10/30/2025	150,000	197,443
Microsoft Corp.
1.550%, 08/08/2021	225,000	228,151
Oracle Corp.
2.500%, 05/15/2022	190,000	196,512
Texas Instruments, Inc.
1.850%, 05/15/2022	60,000	61,546
		1,905,595

Utilities - 0.7%
Berkshire Hathaway Energy Co.
3.500%, 02/01/2025	200,000	223,169
DTE Electric Co.
3.900%, 06/01/2021	55,000	56,207
Duke Energy Carolinas LLC
3.900%, 06/15/2021	25,000	25,638
Duke Energy Progress LLC
2.800%, 05/15/2022	70,000	72,700
3.250%, 08/15/2025	100,000	111,536
Entergy Arkansas LLC
3.050%, 06/01/2023	250,000	265,274
3.700%, 06/01/2024	140,000	154,444
Entergy Gulf States Louisiana LLC
3.950%, 10/01/2020	50,000	50,127
Entergy Louisiana LLC
5.400%, 11/01/2024	100,000	118,610
Kentucky Utilities Co.
3.250%, 11/01/2020	30,000	30,072
Louisville Gas & Electric Co.
3.300%, 10/01/2025	150,000	165,507
Northern States Power Co.
2.200%, 08/15/2020	30,000	30,038
PacifiCorp
3.600%, 04/01/2024	210,000	230,059
PECO Energy Co.
3.150%, 10/15/2025	125,000	138,837
Potomac Electric Power Co.
3.600%, 03/15/2024	140,000	152,800
Public Service Co. of Colorado
3.200%, 11/15/2020	30,000	30,018
Public Service Electric & Gas Co.
3.000%, 05/15/2025	175,000	191,523
San Diego Gas & Electric Co.
3.000%, 08/15/2021	30,000	30,663
3.600%, 09/01/2023	100,000	107,972
Southern California Edison Co.
3.875%, 06/01/2021	40,000	40,933
3.400%, 06/01/2023	50,000	53,549
		2,279,676
TOTAL CORPORATE BONDS AND NOTES (Cost $282,631,112)		282,317,712

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.3%
Federal Home Loan Mortgage Corporation REMICS - 0.8%
Series 3799, Class GK
2.750%, 01/15/2021	9,604	9,630
Series 3784, Class BH
3.500%, 01/15/2021	19,483	19,573
Series 2989, Class TG
5.000%, 06/15/2025	13,737	14,594
Series 3002, Class YD
4.500%, 07/15/2025	5,831	6,173
Series 3775, Class EM
3.500%, 11/15/2025	33,569	35,346
Series 3990, Class UB
2.500%, 01/15/2026	54,863	55,280
Series 4266, Class BG
2.500%, 04/15/2026	77,975	80,800
Series 3917, Class AB
1.750%, 07/15/2026	50,744	51,441
Series 3970, Class HB
3.000%, 12/15/2026	200,000	215,202
Series 4020, Class PA
2.750%, 03/15/2027	60,233	62,394
Series 2091, Class PG
6.000%, 11/15/2028	302,181	342,704
Series 2097, Class PZ
6.000%, 11/15/2028	191,472	216,793
Series 2526, Class FI
1.705% (1 Month LIBOR USD + 1.000%), 02/15/2032 (a)	38,159	38,849
Series 4203, Class DM
3.000%, 04/15/2033	123,010	130,399
Series 4363, Class EJ
4.000%, 05/15/2033	98,299	106,847
Series 2682, Class LD
4.500%, 10/15/2033	47,230	53,592
Series 4453, Class DA
3.500%, 11/15/2033	184,308	195,869
Series 2759, Class TC
4.500%, 03/15/2034	224,252	245,190
Series 2881, Class AE
5.000%, 08/15/2034	3,669	3,816
Series 2933, Class HD
5.500%, 02/15/2035	7,470	8,416
Series 3843, Class GH
3.750%, 10/15/2039	17,769	18,460
Series 3824, Class PA
4.500%, 11/15/2039	57,677	58,080
Series 3786, Class NA
4.500%, 07/15/2040	33,730	35,930
Series 3928, Class HC
2.500%, 08/15/2040	48,821	49,987
Series 3890, Class BA
2.500%, 11/15/2040	74,409	76,056
Series 4045, Class HC
2.000%, 07/15/2041	74,625	76,605
Series 4002, Class LB
2.000%, 09/15/2041	199,413	203,963
Series 4171, Class NG
2.000%, 06/15/2042	210,415	215,043
Series 4305, Class AL
2.500%, 10/15/2042	95,961	96,383
Series 4309, Class JD
2.000%, 10/15/2043	28,022	28,885
Series 4472, Class MA
3.000%, 05/15/2045	154,590	165,976
Series 4305, Class A
3.500%, 06/15/2048	50,872	51,973
		2,970,249
Federal National Mortgage Assocation REMICS - 1.2%
Series 2005-40, Class YG
5.000%, 05/25/2025	12,778	12,968
Series 2011-110, Class CA
3.500%, 06/25/2026	229,738	231,456
Series 2011-110, Class CY
3.500%, 11/25/2026	375,000	398,192
Series 2007-27, Class MQ
5.500%, 04/25/2027	3,921	4,298
Series 2012-101, Class AB
1.500%, 06/25/2027	116,660	118,516
Series 2012-66, Class HE
1.500%, 06/25/2027	46,483	47,016
Series 2012-148, Class BQ
1.250%, 01/25/2028	112,623	114,299
Series 2013-124, Class BD
2.500%, 12/25/2028	122,982	127,051
Series 2014-8, Class DA
4.000%, 03/25/2029	95,726	101,043
Series 2002-56, Class PE
6.000%, 09/25/2032	97,863	114,702
Series 2013-72, Class HG
3.000%, 04/25/2033	216,511	229,982
Series 2003-127, Class EG
6.000%, 12/25/2033	117,001	137,098
Series 2004-60, Class AB
5.500%, 04/25/2034	307,205	332,020
Series 2005-48, Class AU
5.500%, 06/25/2035	82,596	93,058
Series 2005-62, Class CQ
4.750%, 07/25/2035	820	831
Series 2005-64, Class PL
5.500%, 07/25/2035	19,045	21,340
Series 2005-68, Class PG
5.500%, 08/25/2035	16,277	18,597
Series 2005-83A, Class LA
5.500%, 10/25/2035	8,458	9,573
Series 2006-57, Class AD
5.750%, 06/25/2036	23,425	24,841
Series 2014-23, Class PA
3.500%, 08/25/2036	39,295	39,694
Series 2013-83, Class CA
3.500%, 10/25/2037	14,689	14,784
Series 2011-9, Class LH
3.500%, 01/25/2039	291,187	305,059
Series 2009-47, Class PA
4.500%, 07/25/2039	1,502	1,555
Series 2010-68, Class EP
4.500%, 12/25/2039	76,128	81,493
Series 2014-19, Class HA
2.000%, 06/25/2040	92,587	94,201
Series 2010-123, Class BP
4.500%, 11/25/2040	128,187	144,657
Series 2012-49, Class QJ
1.750%, 12/25/2040	160,834	163,506
Series 2012-31, Class NP
2.000%, 04/25/2041	59,763	61,030
Series 2012-38, Class PA
2.000%, 09/25/2041	43,587	44,718
Series 2013-18, Class PA
2.000%, 11/25/2041	193,613	200,121
Series 2012-102, Class HA
2.000%, 02/25/2042	102,553	105,068
Series 2012-90, Class DA
1.500%, 03/25/2042	125,016	124,459
Series 2012-134, Class VP
3.000%, 10/25/2042	140,389	147,233
Series 2013-6, Class LD
2.000%, 02/25/2043	67,011	69,712
Series 2013-14, QD
1.500%, 03/25/2043	78,074	78,269
Series 2016-60, Class Q
1.750%, 09/25/2046	148,145	150,916
Series 2017-77, Class BA
2.000%, 10/25/2047	114,601	118,383
		4,081,739
Government National Mortgage Association REMICS - 0.3%
Series 2013-88, Class WA
5.025%, 06/20/2030 (a)	43,957	46,728
Series 2002-22, Class GF
6.500%, 03/20/2032	21,120	21,118
Series 2002-51, Class D
6.000%, 07/20/2032	24,376	24,373
Series 2007-11, Class PE
5.500%, 03/20/2037	12,709	14,662
Series 2009-127, Class PK
4.000%, 10/20/2038	24,769	24,836
Series 2009-113, Class UB
3.000%, 11/20/2038	7,136	7,161
Series 2010-58, Class YJ
3.000%, 05/16/2039	68,264	69,333
Series 2010-112, Class NG
2.250%, 09/16/2040	142,881	149,399
Series 2013-64, Class LP
1.500%, 08/20/2041	223,336	228,439
Series 2013-56, Class AP
2.000%, 11/16/2041	118,046	121,831
Series 2012-106, Class MA
2.000%, 11/20/2041	155,248	160,378
Series 2012-48, Class MA
2.500%, 04/16/2042	84,158	88,458
		956,716
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $7,641,098)		8,008,704

U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.2%
Federal Home Loan Mortgage Corp. - 0.1%
5.500%, 04/01/2021, Gold Pool #G11941	1,384	1,400
5.500%, 11/01/2021, Gold Pool #G12454	1,387	1,417
5.500%, 04/01/2023, Gold Pool #G13145	5,129	5,352
4.000%, 02/01/2026, Gold Pool #J14494	20,369	21,606
4.000%, 06/01/2026, Gold Pool #J15974	7,607	8,066
3.000%, 12/01/2026. Gold Pool #GN455993	68,534	72,190
4.500%, 06/01/2029, Gold Pool #C91251	8,324	8,970
4.500%, 12/01/2029, Gold Pool #C91281	15,619	16,990
4.500%, 04/01/2030, Gold Pool #C91295	8,553	9,306
		145,297
Federal National Mortgage Association - 0.1%
2.000%, 01/05/2022	300,000	308,276
5.000%, 05/01/2023, Pool #254762	3,776	4,120
5.500%, 01/01/2024, Pool #AD0471	1,571	1,612
5.000%, 12/01/2025, Pool #256045	11,606	12,684
5.500%, 05/01/2028, Pool #257204	11,333	12,499
4.000%, 08/01/2029, Pool #MA0142	13,915	14,867
5.500%, 04/01/2037, Pool #AD0249	17,336	19,797
5.000%, 10/01/2039, Pool #AC3237	37,072	42,612
		416,467
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $536,191)		561,764

U.S. TREASURY OBLIGATIONS - 8.1%
U.S. Treasury Notes - 8.1%
1.625%, 07/31/2020	2,000,000	2,002,413
2.000%, 07/31/2020	910,000	911,379
1.375%, 08/31/2020	1,230,000	1,232,455
1.375%, 10/31/2020	1,335,000	1,340,284
1.750%, 10/31/2020	6,950,000	6,986,140
1.625%, 11/30/2020	490,000	392,955
2.000%, 11/30/2020	390,000	492,909
1.375%, 01/31/2021	2,720,000	2,738,859
1.125%, 02/28/2021	3,360,000	3,381,066
1.250%, 03/31/2021	2,135,000	2,152,264
1.375%, 04/30/2021	1,025,000	1,035,290
3.125%, 05/15/2021	1,205,000	1,236,090
2.000%, 11/30/2022	500,000	522,090
2.000%, 04/30/2024	720,000	769,177
1.375%, 01/31/2025	575,000	604,210
2.000%, 02/15/2025	500,000	539,980
2.125%, 05/15/2025	800,000	871,266
2.750%, 06/30/2025	500,000	560,898
2.875%, 07/31/2025	500,000	564,824
2.750%, 08/31/2025	500,000	562,461
TOTAL U.S. TREASURY OBLIGATIONS (Cost $28,577,537)		28,897,010

	Par
	Value	Value
SHORT-TERM INVESTMENTS - 5.1%
MONEY MARKET FUNDS - 5.1%
First American Government Obligations Fund - Class X 0.09% (c)	18,339,239	18,339,239
TOTAL SHORT-TERM INVESTMENTS (Cost $18,339,239) - 5.1%		18,339,239
TOTAL INVESTMENTS (Cost $337,725,177) - 95.0%		338,124,429
Other Assets in Excess of Liabilities - 5.0%		17,843,176
TOTAL NET ASSETS - 100.0%		$355,967,605

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
REMICS - Real Estate Mortgage Investment Conduits
(a)	Variable or Floating Rate Security. The rate shown represents the rate at June 30, 2020.
(b)	Security is a perpetual bond and has no definite maturity date.
(c)	The rate shown represents the fund's 7-day yield as of June 30, 2020.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At June 30, 2020, the market value of these securities total $8,307,941 which represents 2.3% of total net assets.

(e)	U.S. traded security of a foreign issuer or corporation.

Summary of Fair Value Measurements at June 30, 2020 (Unaudited)
    The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 -
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis.

    Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data, such as reported sales or similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 2 of the fair value hierarchy.

    Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

    Short-Term Debt Securities – Short-term debt instruments having a maturity of less than 60 days are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of prices from a pricing service, the securities will be priced in accordance with the procedures adopted by the Board of Trustees ("Board"). Short-term debt securities are generally classified in level 1 or level 2 of the fair market heirarchy depending on the inputs used and market activity levels for specific securities.

    The Board has delegated day-to-day valuation issues to a Valuation Committee of Manager Directed Portfolios (the "Trust") which, as of June 30, 2020, is comprised of officers of the Trust.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available, or the closing price does not represent fair value, by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume, and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

    The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the fair valuation hierarchy of the Fund's securities as of June 30, 2020:

	Level 1	Level 2	Level 3	Total

Corporate Bonds and Notes	$-	$282,317,712	$-	$282,317,712
Collateralized Mortgage Obligations	-	8,008,704	-	8,008,704
U.S. Government Agency Obligations	-	561,764	-	561,764
U.S. Treasury Obligations	-	28,897,010	-	28,897,010
Short-Term Investments	18,339,239	-	-	18,339,239
Total Investments in Securities	$18,339,239	$319,785,190	$-	$338,124,429

Refer to the Fund's Schedule of Investments for a more detailed break-out of securities.